Class A Ordinary Shares Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption
Schedule of shares subject to possible redemption

Gross proceeds from Initial Public Offering	$230,000,000
Less:
Fair value of Public Warrants at issuance	(12,650,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(11,743,101)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	26,693,101
Class A ordinary shares subject to possible redemption	$232,300,000